Income Taxes (Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Other assets	¥ 150,854	¥ 149,866
Other noncurrent liabilities	(90,010)	(108,429)
Net deferred tax assets	¥ 60,844	¥ 41,437